BUSINESS COMBINATIONS (Details 5) - Scouted Upsider And One Wire [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Revenue	$ 14,228,592	$ 7,197,210	$ 7,799,626
Net Loss	$ (11,773,559)	$ (16,268,831)	$ (12,672,671)
Loss per common share, basic and diluted	$ (1.78)	$ (3.45)	$ (22.15)